Quaint Oak Bancorp, Inc. (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2013
Quaint Oak Bancorp, Inc. (Parent Company Only) [Abstract]
Schedule of Condensed Financial Statements of the Parent Company Only
Condensed financial statements of Quaint Oak Bancorp, Inc. are as follows (in thousands):

Balance Sheets

	December 31,
	2013	2012
Assets
Cash and cash equivalents	$541	$521
Investment in Quaint Oak Bank	15,413	15,253
Premises and equipment, net	1,007	1,020
Other assets	45	61
Total Assets	$17,006	$16,855

Liabilities and Stockholders’ Equity
Other liabilities	$20	$18
Stockholders’ equity	16,986	16,837
Total Liabilities and Stockholders’ Equity	$17,006	$16,855

Statements of Income

	For the Year Ended December 31,
	2013	2012
Income
Interest income	$1	$3
Dividends	500	--
Rental income	106	84
Total Income	607	87

Expenses
Occupancy and equipment expense	67	60
Other expenses	98	90
Total Expenses	165	150

Net Income (Loss) Before Income Taxes	442	(63)
Equity in Undistributed Net Income of Subsidiary	240	1,023
Income Tax Benefit	20	21
Net Income	$702	$981

Statements of Cash Flows

	For the Year Ended December 31,
	2013	2012

Operating Activities
Net income	$702	$981
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed income in subsidiary	(240)	(1,023)
Depreciation expense	20	22
Stock-based compensation expense	273	294
(Increase) decrease in other assets	18	(17)
Increase in other liabilities	2	3
Net cash provided by operating activities	775	260

Investing Activities
Purchase of property and equipment	(7)	(69)
Net cash used in investing activities	(7)	(69)

Financing Activities
Dividends paid	(185)	(153)
Purchase of treasury stock	(563)	(33)
Net cash used in financing activities	(748)	(186)

Net Increase in Cash and Cash Equivalents	20	5
Cash and Cash Equivalents-Beginning of Year	521	516
Cash and Cash Equivalents-End of Year	$541	$521